Acquisitions, divestments and equity-accounted companies - Acquisition of controlling interests (Details) $ in Millions			12 Months Ended
	Jan. 26, 2022 USD ($)	Aug. 02, 2021 USD ($)	Dec. 31, 2022 USD ($) Item	Dec. 31, 2021 USD ($) Item	Dec. 31, 2020 USD ($) Item
Business Acquisition [Line Items]
Purchase price for acquisitions (net of cash acquired)			$ 195	$ 212	$ 79
Aggregate excess of purchase price over fair value of net assets acquired			$ 229	$ 161	$ 92
Number of acquired businesses | Item			5	2	3
Goodwill adjustment			$ (15)	$ (6)	$ (36)
In-Charge
Allocation of the purchase consideration for business acquisitions
Ownership interest percent				13.20%
ASTI
Business Acquisition [Line Items]
Acquisition price (net of cash acquired)		$ 186
In-Charge
Business Acquisition [Line Items]
Percent of company owned	60.00%
Acquisition price (net of cash acquired)	$ 134
Cash acquired from acquisition	$ 4
Revalued fair value gain recorded in other income (expense), net			$ 32
Remaining percent in agreement allowing to put or call percent of shares			40.00%